Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 2,216		$ 2,254
Work-in-process	3,445		3,374
Raw materials and supplies	505		448
Inventories	6,166		6,076
Noncurrent inventories not included above(a)	$ 463	[1]	$ 612	[1]

[1]	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.